General Information and Summary of Significant Accounting Policies - Schedule of Loans and Account Receivable Charge-Offs overdue and current installments (Detail) - Loans and Receivables Category [Member]
12 Months Ended
Dec. 31, 2018
Consumer loans [member]
Disclosure of subsidiaries [line items]
Loan overdue term	6 months
Others operations without guaranties [member]
Disclosure of subsidiaries [line items]
Loan overdue term	24 months
Commercial loans with guaranties [member]
Disclosure of subsidiaries [line items]
Loan overdue term	36 months
Mortgages loans [member]
Disclosure of subsidiaries [line items]
Loan overdue term	48 months
Consumer leasing [member]
Disclosure of subsidiaries [line items]
Loan overdue term	6 months
Other non-mortgage leasing transactions [member]
Disclosure of subsidiaries [line items]
Loan overdue term	12 months
Mortgage leasing [member]
Disclosure of subsidiaries [line items]
Loan overdue term	36 months